Loans payable (Details - Interest expense) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Debt Disclosure [Abstract]
Accrued interest	$ 95,167	$ 136,570	$ 296,471	$ 500,117
Credit utilization fees	18,897	15,679	54,961	29,265
Amortization of debt discount	66,305	66,305	198,914	198,914
Total	$ 180,369	$ 218,554	$ 550,346	$ 728,296